Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	$ 1,582	$ 2,724	$ 4,449
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	1,582	2,724
Impaired loans due to COVID-19, net	1,348	5,129
Other impaired loans, net	3,596	2,572
Total	6,526	10,425
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	1,582	2,724
Impaired loans due to COVID-19, net	1,348	5,129
Other impaired loans, net	3,596	2,572
Total	6,526	10,425
Fair Value of Carrying Amount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	1,582	2,724
Impaired loans due to COVID-19, net	1,348	5,129
Other impaired loans, net	3,596	2,572
Total	$ 6,526	$ 10,425